SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-74808)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 41	[X]
and
REGISTRATION STATEMENT (No. 811-3320)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 41	[X]

Colchester Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
( X )	on May 29, 2001 pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485.
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Institutional
Money Market

Funds

Class I

Treasury Only Portfolio

(Fund 680, CUSIP 233809300)

Treasury Portfolio

(Fund 695, CUSIP 316175504)

Government Portfolio

(Fund 057, CUSIP 316175108)

Domestic Portfolio

(Fund 690, CUSIP 316175405)

Money Market Portfolio

(Fund 059, CUSIP 316175207)

Tax-Exempt Portfolio

(Fund 056, CUSIP 316176106)

Prospectus

May 29, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. Treasury securities and repurchase agreements for those securities.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. Government securities and repurchase agreements for those securities, and entering into reverse repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries that provide credit support or a maturity-shortening structure can be affected by adverse political, regulatory, market, or economic developments in those countries.

Prospectus

Fund Summary - continued

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.
  Normally investing so that at least 80% of the fund's income distributions is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Treasury Only Portfolio - Class I
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.04%	3.74%	2.98%	4.01%	5.68%	5.18%	5.30%	5.17%	4.75%	6.00%



During the periods shown in the chart for Class I of Treasury Only Portfolio, the highest return for a quarter was 1.67% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

The year-to-date return as of March 31, 2001 for Class I of Treasury Only Portfolio was 1.38%.

Treasury Portfolio - Class I
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.00%	3.78%	3.05%	4.11%	5.90%	5.32%	5.49%	5.39%	4.91%	6.21%



During the periods shown in the chart for Class I of Treasury Portfolio, the highest return for a quarter was 1.64% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.75% (quarter ended June 30, 1993).

The year-to-date return as of March 31, 2001 for Class I of Treasury Portfolio was 1.37%.

Prospectus

Fund Summary - continued

Government Portfolio - Class I
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.15%	3.90%	3.12%	4.19%	5.95%	5.42%	5.54%	5.48%	5.10%	6.35%



During the periods shown in the chart for Class I of Government Portfolio, the highest return for a quarter was 1.68% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.76% (quarter ended June 30, 1993).

The year-to-date return as of March 31, 2001 for Class I of Government Portfolio was 1.41%.

Domestic Portfolio - Class I
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.20%	3.82%	3.13%	4.28%	5.98%	5.42%	5.58%	5.53%	5.20%	6.45%



During the periods shown in the chart for Class I of Domestic Portfolio, the highest return for a quarter was 1.76% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.76% (quarter ended June 30, 1993).

The year-to-date return as of March 31, 2001 for Class I of Domestic Portfolio was 1.43%.

Prospectus

Fund Summary - continued

Money Market Portfolio - Class I
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.29%	3.91%	3.19%	4.31%	6.02%	5.46%	5.62%	5.56%	5.22%	6.48%



During the periods shown in the chart for Class I of Money Market Portfolio, the highest return for a quarter was 1.78% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.78% (quarter ended June 30, 1993).

The year-to-date return as of March 31, 2001 for Class I of Money Market Portfolio was 1.45%.

Tax-Exempt Portfolio - Class I
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	4.57%	3.06%	2.46%	2.83%	3.80%	3.40%	3.60%	3.40%	3.21%	4.07%



During the periods shown in the chart for Class I of Tax-Exempt Portfolio, the highest return for a quarter was 1.19% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.57% (quarter ended March 31, 1994).

The year-to-date return as of March 31, 2001 for Class I of Tax-Exempt Portfolio was 0.81%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Treasury Only Portfolio - Class I	6.00%	5.28%	4.88%
Treasury Portfolio - Class I	6.21%	5.46%	5.01%
Government Portfolio - Class I	6.35%	5.58%	5.11%
Domestic Portfolio - Class I	6.45%	5.64%	5.15%
Money Market Portfolio - Class I	6.48%	5.67%	5.20%
Tax-Exempt Portfolio - Class I	4.07%	3.53%	3.44%

If FMR had not reimbursed certain class expenses during these periods, each fund's Class I returns would have been lower.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class I shares of a fund. The annual class operating expenses provided below for Class I do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class I
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual class operating expenses (paid from class assets)

Class I
Treasury Only Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.05%
	Total annual class operating expensesA	0.25%
Treasury Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.04%
	Total annual class operating expensesA	0.24%
Government Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.06%
	Total annual class operating expensesA	0.26%
Domestic Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.05%
	Total annual class operating expensesA	0.25%
Money Market Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.04%
	Total annual class operating expensesA	0.24%
Tax-Exempt Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.05%
	Total annual class operating expensesA	0.25%

A FMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

Through arrangements with Tax-Exempt Portfolio's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, transfer agent, and pricing and bookkeeping expenses.

Including these reductions, the total Class I operating expenses, after reimbursement for Tax-Exempt Portfolio, would have been 0.19%.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class I's annual return is 5% and that your shareholder fees and Class I's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Prospectus

Fund Summary - continued

Class I
Treasury Only Portfolio	1 year	$ 26
	3 years	$ 80
	5 years	$ 141
	10 years	$ 318
Treasury Portfolio	1 year	$ 25
	3 years	$ 77
	5 years	$ 135
	10 years	$ 306
Government Portfolio	1 year	$ 27
	3 years	$ 84
	5 years	$ 146
	10 years	$ 331
Domestic Portfolio	1 year	$ 26
	3 years	$ 80
	5 years	$ 141
	10 years	$ 318
Money Market Portfolio	1 year	$ 25
	3 years	$ 77
	5 years	$ 135
	10 years	$ 306
Tax-Exempt Portfolio	1 year	$ 26
	3 years	$ 80
	5 years	$ 141
	10 years	$ 318

Prospectus

Fund Basics

Investment Details

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prospectus

Fund Basics - continued

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Principal Investment Strategies

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

Prospectus

Fund Basics - continued

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund could distribute income subject to federal income tax.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

Valuing Shares

The funds are open for business each day that the Federal Reserve Bank of New York (New York Fed), the New York Stock Exchange (NYSE), and the principal bond markets (as recommended by the Bond Market Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class I's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class I's NAV.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	2:00 p.m.
Treasury Portfolio	5:00 p.m.
Government Portfolio	5:00 p.m.
Domestic Portfolio	5:00 p.m.
Money Market Portfolio	3:00 p.m.
Tax-Exempt Portfolio	12:00 noon

To the extent that each fund's assets are traded in other markets on days when the New York Fed, the NYSE, or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class I shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class I shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class I shares of a fund, including a transaction fee if you buy or sell Class I shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Buying Shares

The price to buy one share of the class is the class's NAV. The class's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.
  All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.

Prospectus

Shareholder Information - continued

Minimums
To Open an Account	$1,000,000A
Minimum Balance	$1,000,000

A The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Key Information
Phone

To Open an Account

  Exchange from the same class of any fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the account application. Mail to the address indicated at left.
  Exchange from the same class of any fund offered through this prospectus. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and wire instructions to your investment professional. To Add to an Account Bring your wire instructions to your investment professional.
Wire

To Open an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to set up your account and to arrange a wire transaction.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Prospectus

Shareholder Information - continued

Selling Shares

The price to sell one share of the class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Normally, redemptions will be processed on the same business day, but may take up to seven days to be processed if making immediate payment would adversely affect a fund.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Prospectus

Shareholder Information - continued

Key Information
Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to initiate a wire transaction.
  Exchange to the same class of another fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081
  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the class name, the firm's fund account number, your address, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

In Person
  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class I shareholder you have the privilege of exchanging Class I shares of a fund for Class I shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The funds may terminate or modify the exchange privileges in the future.

Account Features and Policies

Features

The following feature is available to buy and sell shares of the funds.

Prospectus

Shareholder Information - continued

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Prospectus

Shareholder Information - continued

If your account balance falls below $1,000,000,except accounts not subject to account minimums, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class I shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Class I:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class I shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

Shareholder Information - continued

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolioare subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Portfolio (the municipal fund) seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, Treasury Only Portfolio's, Treasury Portfolio's, Government Portfolio's, Domestic Portfolio's, and Money Market Portfolio's dividends and each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc., had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for each fund. FIMM is primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 2001, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of March 31, 2001, approximately 30.43% of Money Market Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Class I's shares.

Class I of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

Prospectus

Fund Services - continued

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Class I's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class I's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Treasury Only Portfolio - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.059	.049	.049	.052	.050
Less Distributions
From net investment income	(.059)	(.049)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.03%	4.98%	4.99%	5.33%	5.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053,612	$ 1,133,330	$ 949,894	$ 942,561	$ 1,156,667
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	5.87%	4.90%	4.87%	5.20%	5.05%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

Treasury Portfolio - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.061	.050	.051	.054	.052
Less Distributions
From net investment income	(.061)	(.050)	(.051)	(.054)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.22%	5.12%	5.19%	5.55%	5.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,152,269	$ 4,461,393	$ 3,935,421	$ 4,498,484	$ 5,598,330
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	6.03%	5.00%	5.05%	5.41%	5.17%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Government Portfolio - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.062	.052	.052	.055	.052
Less Distributions
From net investment income	(.062)	(.052)	(.052)	(.055)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.34%	5.32%	5.31%	5.60%	5.37%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,141,382	$ 6,033,243	$ 4,896,805	$ 3,528,366	$ 2,810,717
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	6.13%	5.23%	5.18%	5.47%	5.25%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

Domestic Portfolio - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.062	.053	.052	.055	.053
Less Distributions
From net investment income	(.062)	(.053)	(.052)	(.055)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.43%	5.45%	5.37%	5.64%	5.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,829,159	$ 4,362,301	$ 2,229,906	$ 1,170,833	$ 919,554
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	6.21%	5.47%	5.17%	5.50%	5.26%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Money Market Portfolio - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.063	.053	.053	.055	.053
Less Distributions
From net investment income	(.063)	(.053)	(.053)	(.055)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.47%	5.47%	5.40%	5.68%	5.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,336,800	$ 14,983,658	$ 12,768,085	$ 9,383,996	$ 8,714,137
Ratio of expenses to average net assets	.18% B	.18% B	.18% B	.18% B	.18% B
Ratio of net investment income to average net assets	6.26%	5.36%	5.24%	5.54%	5.31%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

Tax-Exempt Portfolio - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.039	.033	.032	.035	.033
Less Distributions
From net investment income	(.039)	(.033)	(.032)	(.035)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	4.02%	3.38%	3.28%	3.60%	3.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,852,107	$ 1,825,452	$ 1,876,635	$ 2,135,884	$ 2,022,191
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of expenses to average net assets after expense reductions	.19% C	.20%	.20%	.20%	.20%
Ratio of net investment income to average net assets	3.93%	3.32%	3.24%	3.54%	3.34%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3320

Fidelity andFidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

1.702218.103 IMMI-pro-0501

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Institutional Money Market

Funds

Class II

Treasury Only Portfolio

(Fund 542, CUSIP 233809805)

Treasury Portfolio

(Fund 600, CUSIP 316175835)

Government Portfolio

(Fund 604, CUSIP 316175850)

Domestic Portfolio

(Fund 692, CUSIP 316175868)

Money Market Portfolio

(Fund 541, CUSIP 316175843)

Tax-Exempt Portfolio

(Fund 544, CUSIP 316176205)

Prospectus

May 29, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. Treasury securities and repurchase agreements for those securities.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. Government securities and repurchase agreements for those securities, and entering into reverse repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries that provide credit support or a maturity-shortening structure can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.
  Normally investing so that at least 80% of the fund's income distributions is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Treasury Only Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000
	5.01%	5.14%	5.01%	4.59%	5.84%



During the periods shown in the chart for Class II of Treasury Only Portfolio, the highest return for a quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was 1.08% (quarter ended March 31, 1999).

The year-to-date return as of March 31, 2001 for Class II of Treasury Only Portfolio was 1.34%.

Treasury Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000
	5.17%	5.34%	5.23%	4.75%	6.05%



During the periods shown in the chart for Class II of Treasury Portfolio, the highest return for a quarter was 1.57% (quarter ended December 31, 2000) and the lowest return for a quarter was 1.11% (quarter ended March 31, 1999).

The year-to-date return as of March 31, 2001 for Class II of Treasury Portfolio was 1.34%.

Prospectus

Fund Summary - continued

Government Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000
	5.27%	5.39%	5.32%	4.94%	6.19%



During the periods shown in the chart for Class II of Government Portfolio, the highest return for a quarter was 1.59% (quarter ended December 31, 2000) and the lowest return for a quarter was 1.15% (quarter ended June 30, 1999).

The year-to-date return as of March 31, 2001 for Class II of Government Portfolio was 1.38%.

Domestic Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000
	5.26%	5.43%	5.38%	5.04%	6.29%



During the periods shown in the chart for Class II of Domestic Portfolio, the highest return for a quarter was 1.61% (quarter ended September 30, 2000) and the lowest return for a quarter was 1.16% (quarter ended June 30, 1999).

The year-to-date return as of March 31, 2001 for Class II of Domestic Portfolio was 1.40%.

Prospectus

Fund Summary - continued

Money Market Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000
	5.30%	5.46%	5.40%	5.06%	6.32%



During the periods shown in the chart for Class II of Money Market Portfolio, the highest return for a quarter was 1.62% (quarter ended September 30, 2000) and the lowest return for a quarter was 1.17% (quarter ended June 30,1999).

The year-to-date return as of March 31, 2001 for Class II of Money Market Portfolio was 1.41%.

Tax-Exempt Portfolio - Class II
Calendar Years	1996	1997	1998	1999	2000
	3.25%	3.44%	3.24%	3.05%	3.91%



During the periods shown in the chart for Class II of Tax-Exempt Portfolio, the highest return for a quarter was 1.03% (quarter ended June 30, 2000) and the lowest return for a quarter was 0.66% (quarter ended March 31, 1999).

The year-to-date return as of March 31, 2001 for Class II of Tax-Exempt Portfolio was 0.78%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Life of class
Treasury Only Portfolio - Class II	5.84%	5.12%	5.12%A
Treasury Portfolio - Class II	6.05%	5.31%	5.31%A
Government Portfolio - Class II	6.19%	5.42%	5.42%A
Domestic Portfolio - Class II	6.29%	5.48%	5.48%A
Money Market Portfolio - Class II	6.32%	5.51%	5.51%A
Tax-Exempt Portfolio - Class II	3.91%	3.38%	3.38%A

A From November 6, 1995.

If FMR had not reimbursed certain class expenses during these periods, each fund's Class II returns would have been lower.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class II shares of a fund. The annual class operating expenses provided below for Class II do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class II
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual class operating expenses (paid from class assets)

		Class II
Treasury Only Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.15%
	Other expenses	0.05%
	Total annual class operating expensesA	0.40%
Treasury Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.15%
	Other expenses	0.04%
	Total annual class operating expensesA	0.39%
Government Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.15%
	Other expenses	0.06%
	Total annual class operating expensesA	0.41%
Domestic Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.15%
	Other expenses	0.05%
	Total annual class operating expensesA	0.40%
Money Market Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.15%
	Other expenses	0.04%
	Total annual class operating expensesA	0.39%
Tax-Exempt Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.15%
	Other expenses	0.05%
	Total annual class operating expensesA	0.40%

A FMR has voluntarily agreed to reimburse Class II of each fund to the extent that total operating expenses (excluding interest1, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

Through arrangements with Tax-Exempt Portfolio's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, transfer agent, and pricing and bookkeeping expenses.

Including these reductions, the total Class II operating expenses, after reimbursement for Tax-Exempt Portfolio, would have been 0.34%.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class II's annual return is 5% and that your shareholder fees and Class II's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Prospectus

Fund Summary - continued

Class II
Treasury Only Portfolio	1 year	$ 41
	3 years	$ 128
	5 years	$ 224
	10 years	$ 505
Treasury Portfolio	1 year	$ 40
	3 years	$ 125
	5 years	$ 219
	10 years	$ 493
Government Portfolio	1 year	$ 42
	3 years	$ 132
	5 years	$ 230
	10 years	$ 518
Domestic Portfolio	1 year	$ 41
	3 years	$ 128
	5 years	$ 224
	10 years	$ 505
Money Market Portfolio	1 year	$ 40
	3 years	$ 125
	5 years	$ 219
	10 years	$ 493
Tax-Exempt Portfolio	1 year	$ 41
	3 years	$ 128
	5 years	$ 224
	10 years	$ 505

Prospectus

Fund Basics

Investment Details

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

Prospectus

Fund Basics - continued

FMR will invest more than 25% of the fund's total assets in the financial services industries.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Principal Investment Strategies

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Prospectus

Fund Basics - continued

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Prospectus

Fund Basics - continued

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

Valuing Shares

The funds are open for business each day that the Federal Reserve Bank of New York (New York Fed), the New York Stock Exchange (NYSE), and the principal bond markets (as recommended by the Bond Market Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class II's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class II's NAV.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	2:00 p.m.
Treasury Portfolio	5:00 p.m.
Government Portfolio	5:00 p.m.
Domestic Portfolio	5:00 p.m.
Money Market Portfolio	3:00 p.m.
Tax-Exempt Portfolio	12:00 noon

To the extent that each fund's assets are traded in other markets on days when the New York Fed, the NYSE, or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class II shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class II shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class II shares of a fund, including a transaction fee if you buy or sell Class II shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Buying Shares

The price to buy one share of the class is the class's NAV. The class's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

Prospectus

Shareholder Information - continued

  All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.
  All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.
Minimums
To Open an Account	$1,000,000A
Minimum Balance	$1,000,000

A The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Key Information
Phone

To Open an Account

  Exchange from the same class of any fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the account application. Mail to the address indicated at left.
  Exchange from the same class of any fund offered through this prospectus. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and wire instructions to your investment professional. To Add to an Account Bring your wire instructions to your investment professional.
Wire

To Open an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to set up your account and to arrange a wire transaction.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Selling Shares

The price to sell one share of the class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Normally, redemptions will be processed on the same business day, but may take up to seven days to be processed if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
Key Information
Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to initiate a wire transaction.
  Exchange to the same class of another fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081
  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the class name, the firm's fund account number, your address, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

In Person
  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class II shareholder you have the privilege of exchanging Class II shares of a fund for Class II shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The funds may terminate or modify the exchange privileges in the future.

Account Features and Policies

Features

The following feature is available to buy and sell shares of the funds.

Prospectus

Shareholder Information - continued

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Prospectus

Shareholder Information - continued

If your account balance falls below $1,000,000, except accounts not subject to account minimums, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class II shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Class II:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class II shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

Shareholder Information - continued

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolioare subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Portfolio (the municipal fund) seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, Treasury Only Portfolio's, Treasury Portfolio's, Government Portfolio's, Domestic Portfolio's, and Money Market Portfolio's dividends and each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc., had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for each fund. FIMM is primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 2001, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of March 31, 2001, approximately 30.43% of Money Market Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Class II shares.

Class II of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class II of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class II shares and/or shareholder support services. Class II of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.15% of its average net assets throughout the month.

Prospectus

Fund Services - continued

FDC may reallow to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Class II 12b-1 fee, for providing services intended to result in the sale of Class II shares and/or shareholder support services.

In addition, each Class II plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class II shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class II.

Because 12b-1 fees are paid out of Class II's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class II's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Treasury Only Portfolio - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.057	.047	.047	.051	.049
Less Distributions
From net investment income	(.057)	(.047)	(.047)	(.051)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.88%	4.83%	4.84%	5.18%	5.01%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 120,059	$ 52,450	$ 57,776	$ 36,847	$ 56,502
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of expenses to average net assets after expense reductions	.35%	.35%	.35%	.35%	.34% C
Ratio of net investment income to average net assets	5.72%	4.73%	4.73%	5.05%	4.94%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Treasury Portfolio - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.059	.049	.049	.053	.050
Less Distributions
From net investment income	(.059)	(.049)	(.049)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.07%	4.97%	5.03%	5.40%	5.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 319,423	$ 473,503	$ 372,734	$ 410,383	$ 89,801
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of net investment income to average net assets	5.90%	4.89%	4.91%	5.25%	5.01%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Government Portfolio - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.060	.050	.050	.053	.051
Less Distributions
From net investment income	(.060)	(.050)	(.050)	(.053)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.18%	5.17%	5.16%	5.45%	5.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 827,899	$ 507,409	$ 419,679	$ 151,951	$ 108,636
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of net investment income to average net assets	5.98%	5.10%	4.94%	5.32%	5.10%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

Domestic Portfolio - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.061	.052	.051	.054	.051
Less Distributions
From net investment income	(.061)	(.052)	(.051)	(.054)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.27%	5.29%	5.22%	5.49%	5.24%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,039	$ 315,890	$ 324,648	$ 34,455	$ 4,235
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of net investment income to average net assets	6.06%	5.21%	4.92%	5.36%	5.10%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Money Market Portfolio - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.061	.052	.051	.054	.051
Less Distributions
From net investment income	(.061)	(.052)	(.051)	(.054)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.31%	5.31%	5.24%	5.52%	5.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 270,781	$ 199,551	$ 89,741	$ 85,990	$ 167,583
Ratio of expenses to average net assets	.33% B	.33% B	.33% B	.33% B	.33% B
Ratio of net investment income to average net assets	6.11%	5.17%	5.13%	5.39%	5.16%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

Tax-Exempt Portfolio - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.038	.032	.031	.034	.032
Less Distributions
From net investment income	(.038)	(.032)	(.031)	(.034)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.86%	3.22%	3.13%	3.44%	3.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,582	$ 25,937	$ 23,579	$ 30,829	$ 60,247
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of expenses to average net assets after expense reductions	.34% C	.35%	.35%	.35%	.35%
Ratio of net investment income to average net assets	3.82%	3.13%	3.05%	3.41%	3.21%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3320

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

1.702221.103 IMMII-pro-0501

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Institutional Money Market

Funds

Class III

Treasury Only Portfolio

(Fund 543, CUSIP 233809888)

Treasury Portfolio

(Fund 696, CUSIP 316175884)

Government Portfolio

(Fund 657, CUSIP 316175603)

Domestic Portfolio

(Fund 691, CUSIP 316175876)

Money Market Portfolio

(Fund 659, CUSIP 316175702)

Tax-Exempt Portfolio

(Fund 684, CUSIP 316176304)

Prospectus

May 29, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. Treasury securities and repurchase agreements for those securities.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. Government securities and repurchase agreements for those securities, and entering into reverse repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries that provide credit support or a maturity-shortening structure can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.
  Normally investing so that at least 80% of the fund's income distributions is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Treasury Only Portfolio - Class III
Calendar Years	1996	1997	1998	1999	2000
	4.92%	5.04%	4.91%	4.49%	5.74%



During the periods shown in the chart for Class III of Treasury Only Portfolio, the highest return for a quarter was 1.50% (quarter ended December 31, 2000) and the lowest return for a quarter was 1.06% (quarter ended March 31, 1999).

The year-to-date return as of March 31, 2001 for Class III of Treasury Only Portfolio was 1.32%.

Treasury Portfolio - Class III
Calendar Years	1994	1995	1996	1997	1998	1999	2000
	3.78%	5.59%	5.06%	5.23%	5.13%	4.65%	5.95%



During the periods shown in the chart for Class III of Treasury Portfolio, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.69% (quarter ended March 31, 1994).

The year-to-date return as of March 31, 2001 for Class III of Treasury Portfolio was 1.31%.

Prospectus

Fund Summary - continued

Government Portfolio - Class III
Calendar Years	1995	1996	1997	1998	1999	2000
	5.69%	5.16%	5.28%	5.22%	4.84%	6.08%



During the periods shown in the chart for Class III of Government Portfolio, the highest return for a quarter was 1.57% (quarter ended September 30, 2000) and the lowest return for a quarter was 1.12% (quarter ended June 30, 1999).

The year-to-date return as of March 31, 2001 for Class III of Government Portfolio was 1.35%.

Domestic Portfolio - Class III
Calendar Years	1995	1996	1997	1998	1999	2000
	5.67%	5.16%	5.32%	5.27%	4.94%	6.19%



During the periods shown in the chart for Class III of Domestic Portfolio, the highest return for a quarter was 1.58% (quarter ended September 30, 2000) and the lowest return for a quarter was 1.13% (quarter ended June 30, 1999).

The year-to-date return as of March 31, 2001 for Class III of Domestic Portfolio was 1.37%.

Prospectus

Fund Summary - continued

Money Market Portfolio - Class III
Calendar Years	1994	1995	1996	1997	1998	1999	2000
	3.98%	5.72%	5.20%	5.35%	5.30%	4.96%	6.21%



During the periods shown in the chart for Class III of Money Market Portfolio, the highest return for a quarter was 1.59% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.73% (quarter ended March 31, 1994).

The year-to-date return as of March 31, 2001 for Class III of Money Market Portfolio was 1.39%.

Tax-Exempt Portfolio - Class III
Calendar Years	1996	1997	1998	1999	2000
	3.14%	3.34%	3.14%	2.95%	3.81%



During the periods shown in the chart for Class III of Tax-Exempt Portfolio, the highest return for a quarter was 1.00% (quarter ended June 30, 2000) and the lowest return for a quarter was 0.64% (quarter ended March 31, 1999).

The year-to-date return as of March 31, 2001 for Class III of Tax-Exempt Portfolio was 0.75%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Life of class
Treasury Only Portfolio - Class III	5.74%	5.02%	5.02%A
Treasury Portfolio - Class III	5.95%	5.20%	4.98%B
Government Portfolio - Class III	6.08%	5.31%	5.25%C
Domestic Portfolio - Class III	6.19%	5.37%	5.37%D
Money Market Portfolio - Class III	6.21%	5.40%	5.20%E
Tax-Exempt Portfolio - Class III	3.81%	3.28%	3.28%A

A From November 6, 1995.

B From October 22, 1993.

C From April 4, 1994.

D From July 19, 1994.

E From November 17, 1993.

If FMR had not reimbursed certain class expenses during these periods, each fund's Class III returns would have been lower.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class III shares of a fund. The annual class operating expenses provided below for Class III do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class III
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Fund Summary - continued

Annual class operating expenses (paid from class assets)

		Class III
Treasury Only Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.05%
	Total annual class operating expensesA	0.50%
Treasury Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.04%
	Total annual class operating expensesA	0.49%
Government Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.06%
	Total annual class operating expensesA	0.51%
Domestic Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.05%
	Total annual class operating expensesA	0.50%
Money Market Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.04%
	Total annual class operating expensesA	0.49%
Tax-Exempt Portfolio	Management fee	0.20%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.05%
	Total annual class operating expensesA	0.50%

A FMR has voluntarily agreed to reimburse Class III of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

Through arrangements with Tax-Exempt Portfolio's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, transfer agent, and pricing and bookkeeping expenses. Including these reductions, the total Class III operating expenses, after reimbursement for Tax-Exempt Portfolio, would have been 0.44%.

Prospectus

Fund Summary - continued

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class III's annual return is 5% and that your shareholder fees and Class III's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Class III
Treasury Only Portfolio	1 year	$ 51
	3 years	$ 160
	5 years	$ 280
	10 years	$ 628
Treasury Portfolio	1 year	$ 50
	3 years	$ 157
	5 years	$ 274
	10 years	$ 616
Government Portfolio	1 year	$ 52
	3 years	$ 164
	5 years	$ 285
	10 years	$ 640
Domestic Portfolio	1 year	$ 51
	3 years	$ 160
	5 years	$ 280
	10 years	$ 628
Money Market Portfolio	1 year	$ 50
	3 years	$ 157
	5 years	$ 274
	10 years	$ 616
Tax-Exempt Portfolio	1 year	$ 51
	3 years	$ 160
	5 years	$ 280
	10 years	$ 628

Prospectus

Fund Basics

Investment Details

Investment Objective

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

Prospectus

Fund Basics - continued

FMR will invest more than 25% of the fund's total assets in the financial services industries.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Principal Investment Strategies

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Principal Investment Strategies

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

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Fund Basics - continued

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

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Fund Basics - continued

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

Treasury Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Domestic Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

Valuing Shares

The funds are open for business each day that the Federal Reserve Bank of New York (New York Fed), the New York Stock Exchange (NYSE), and the principal bond markets (as recommended by the Bond Market Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class III's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class III's NAV.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	2:00 p.m.
Treasury Portfolio	5:00 p.m.
Government Portfolio	5:00 p.m.
Domestic Portfolio	5:00 p.m.
Money Market Portfolio	3:00 p.m.
Tax-Exempt Portfolio	12:00 noon

To the extent that each fund's assets are traded in other markets on days when the New York Fed, the NYSE, or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

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Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call your Fidelity client services representative or 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class III shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class III shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class III shares of a fund, including a transaction fee if you buy or sell Class III shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Buying Shares

The price to buy one share of the class is the class's NAV. The class's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
  All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.

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Shareholder Information - continued

  All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.
Minimums
To Open an Account	$1,000,000A
Minimum Balance	$1,000,000

A The minimum initial investment of $1 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $10 million. Please contact Fidelity for more information regarding this waiver.

Key Information
Phone

To Open an Account

  Exchange from the same class of any fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the account application. Mail to the address indicated at left.
  Exchange from the same class of any fund offered through this prospectus. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

To Add to an Account

  Exchange from the same class of any fund offered through this prospectus. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and wire instructions to your investment professional. To Add to an Account Bring your wire instructions to your investment professional.
Wire

To Open an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to set up your account and to arrange a wire transaction.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.
  Wire to: The Bank of New York, Bank Routing # 021000018, Account # 8900118245.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

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Shareholder Information - continued

Selling Shares

The price to sell one share of the class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Normally, redemptions will be processed on the same business day, but may take up to seven days to be processed if making immediate payment would adversely affect a fund.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

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Shareholder Information - continued

Key Information
Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to initiate a wire transaction.
  Exchange to the same class of another fund offered through this prospectus. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081
  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the class name, the firm's fund account number, your address, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

In Person
  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class III shareholder you have the privilege of exchanging Class III shares of a fund for Class III shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number, there may be additional requirements.

The funds may terminate or modify the exchange privileges in the future.

Account Features and Policies

Features

The following feature is available to buy and sell shares of the funds.

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Shareholder Information - continued

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

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Shareholder Information - continued

If your account balance falls below $1,000,000, except accounts not subject to account minimums, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class III shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

Earning Dividends

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Class III:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class III shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

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Shareholder Information - continued

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio are subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Portfolio (the municipal fund) seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive from the municipal fund may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, Treasury Only Portfolio's, Treasury Portfolio's, Government Portfolio's, Domestic Portfolio's, and Money Market Portfolio's dividends and each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains for federal tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

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Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc., had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for each fund. FIMM is primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 2001, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of March 31, 2001, approximately 30.43% of Money Market Portfolio's total outstanding shares were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Class III's shares.

Class III of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class III of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class III shares and/or shareholder support services. Class III of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

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Fund Services - continued

FDC may reallow to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Class III 12b-1 fee, for providing services intended to result in the sale of Class III and/or shareholder support services.

In addition, each Class III plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class III shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class III.

Because 12b-1 fees are paid out of Class III's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class III's financial history. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Treasury Only Portfolio - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.056	.046	.046	.050	.048
Less Distributions
From net investment income	(.056)	(.046)	(.046)	(.050)	(.048)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.77%	4.72%	4.73%	5.07%	4.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 180,348	$ 161,062	$ 100,831	$ 100,465	$ 36,006
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.62%	4.70%	4.56%	4.96%	4.82%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

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Appendix - continued

Treasury Portfolio - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.058	.048	.048	.052	.049
Less Distributions
From net investment income	(.058)	(.048)	(.048)	(.052)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.96%	4.86%	4.93%	5.29%	5.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,776,116	$ 3,124,162	$ 2,921,727	$ 2,998,996	$ 3,624,195
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.79%	4.74%	4.81%	5.17%	4.93%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Government Portfolio - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.059	.049	.049	.052	.050
Less Distributions
From net investment income	(.059)	(.049)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.08%	5.06%	5.05%	5.34%	5.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,028,317	$ 1,088,894	$ 829,083	$ 674,582	$ 658,964
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.88%	4.98%	4.91%	5.21%	5.00%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

Domestic Portfolio - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.060	.051	.050	.053	.050
Less Distributions
From net investment income	(.060)	(.051)	(.050)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.16%	5.19%	5.11%	5.38%	5.13%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,531,496	$ 1,441,394	$ 597,374	$ 73,298	$ 121,709
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.96%	5.20%	4.84%	5.26%	5.02%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Money Market Portfolio - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.060	.051	.050	.053	.050
Less Distributions
From net investment income	(.060)	(.051)	(.050)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.20%	5.20%	5.14%	5.41%	5.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 788,628	$ 682,865	$ 652,511	$ 487,808	$ 444,048
Ratio of expenses to average net assets	.43% B	.43% B	.43% B	.43% B	.43% B
Ratio of net investment income to average net assets	6.01%	5.10%	4.98%	5.28%	5.06%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

Tax-Exempt Portfolio - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.037	.031	.030	.033	.031
Less Distributions
From net investment income	(.037)	(.031)	(.030)	(.033)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.76%	3.12%	3.03%	3.34%	3.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,817	$ 218,157	$ 48,807	$ 37,272	$ 26,313
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of expenses to average net assets after expense reductions	.44% C	.45%	.45%	.45%	.45%
Ratio of net investment income to average net assets	3.64%	3.14%	2.98%	3.28%	3.09%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number 811-3320

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

1.702323.103 IMMIII-pro-0501

FIDELITY® INSTITUTIONAL MONEY MARKET FUNDS

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio

Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio

Funds of Colchester Street Trust

Class I, Class II, and Class III

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2001

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of a prospectus, dated May 29, 2001, or an annual report, please call Fidelity at 1-888-622-3175.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Performance	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

IMM-ptb-0501
1.475532.103

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

Investment Limitations of Treasury Only Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more that 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

The following investment limitations are not fundamental, and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Shareholder Notice. Treasury Only Portfolio does not intend to engage in reverse repurchase agreements. This operating policy may be changed only upon 90 days' notice to shareholders.

Investment Limitations of Treasury Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

The following investment limitations are not fundamental, and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase a security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Shareholder Notice. Treasury Portfolio intends to invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and repurchase agreements comprised of those obligations at all times. This operating policy may be changed only upon 90 days' notice to shareholders.

Investment Limitations of Government Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

The following investment limitations are not fundamental, and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Investment Limitations of Domestic Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

The following investment limitations are not fundamental, and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Investment Limitations of Money Market Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

The following investment limitations are not fundamental, and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Investment Limitations of Tax-Exempt Portfolio

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) make short sales of securities;

(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;

(9) purchase or sell physical commodities;

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(11) invest in oil, gas, or other mineral exploration or development programs.

(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following limitations are not fundamental, and may be changed without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1), (i) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Shareholder Notice. Securities must be rated in accordance with applicable rules in the highest rating category for short-term securities by at least one nationally recognized rating service (NRSRO) and rated in one of the two highest categories for short-term securities by another NRSRO if rated by more than one NRSRO, or, if unrated, judged to be equivalent to highest quality by FMR pursuant to procedures adopted by the Board of Trustees. This operating policy may be changed only upon 90 days' prior notice to shareholders.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies Fidelity Management & Research Company (FMR) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.

Cash Management. A fund can hold uninvested cash. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

Central Money Market Funds are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments.

Domestic and Foreign Investments include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Treasury Only Portfolio and Tax-Exempt Portfolio currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share (NAV).

Education. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). Short sales against the box could be used to protect the NAV of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies. Tax-Exempt Portfolio reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any commissions; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.

Securities may be purchased from underwriters at prices that include underwriting fees.

Ordinarily commissions are not charged on over-the-counter (OTC) orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

Each fund may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether commissions are reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of commissions or otherwise.

Brokers or dealers that execute transactions for a fund on an agency basis may receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher commissions, FMR will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS) and Fidelity Brokerage Services (Japan) LLC (FBSJ), provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR may also place trades with REDIBook ECN LLC (REDIBook), an electronic communication network (ECN) in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

FMR may allocate brokerage transactions to brokers or dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. For the fiscal years ended March 31, 2001, 2000, and 1999, each fund paid no brokerage commissions.

For the fiscal year ended March 31, 2001, each fund paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. A class's yield and return fluctuate in response to market conditions and other factors.

Yield Calculations. To compute the yield for a class of a fund for a period, the net change in value of a hypothetical investment in one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the investment at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A class of a fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, a class of a fund may quote yields in advertising based on any historical seven-day period. Yields for each class of a fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Tax-equivalent yields are calculated by dividing that portion of a class's yield that is tax-exempt by the result of one minus the applicable specified federal income tax rate and adding the quotient to that portion, if any, of the class's yield that is not tax-exempt.

The following table shows the effect of a shareholder's tax bracket on tax-equivalent yield under federal income tax laws for 2001. It shows, for tax-exempt securities with different yields, the yield on a taxable security that is approximately equivalent to the tax-exempt security's yield after taking into account the effect of various effective income tax rates on the taxable security. Of course, no assurance can be given that a class of a municipal fund will have any specific yield. While the municipal fund invests principally in securities whose interest is exempt from federal income tax, some portion of the distributions paid by the fund may be taxable.

2001 TAX RATES AND TAX-EQUIVALENT YIELDS
						Federal	If a tax-exempt security's yield is:
Taxable Income*						Marginal	2%	3%	4%	5%	6%	7%
Single Return			Joint Return			Joint Return	Then tax-equivalent yield would be:
$ -	-	$ 27,050	$ -	-	$ 45,200	15.0%	2.35%	3.53%	4.71%	5.88%	7.06%	8.24%
$ 27,051	-	$ 65,550	$ 45,201	-	$ 109,250	28.0%	2.78%	4.17%	5.56%	6.94%	8.33%	9.72%
$ 65,551	-	$ 132,750	$ 109,251	-	$ 166,500	31.0%	2.90%	4.35%	5.80%	7.25%	8.70%	10.14%
$ 136,751	-	$ 297,350	$ 166,501	-	$ 297,350	36.0%	3.13%	4.69%	6.25%	7.81%	9.38%	10.94%
$ 297,351	-	and over	$ 297,351	-	and over	39.6%	3.31%	4.97%	6.62%	8.28%	9.93%	11.59%

* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of any alternative minimum tax, the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal income tax rate. An increase in a shareholder's marginal income tax rate would increase that shareholder's tax-equivalent yield.

The municipal fund may invest a portion of its assets in securities that are subject to federal income tax. When the municipal fund invests in these securities, its tax-equivalent yields may be lower. In the table above, tax-equivalent yields are calculated assuming securities are 100% exempt from federal income tax.

Return Calculations. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. After-tax returns reflect the return of a hypothetical investment after payment of federal and/or state taxes using assumed tax rates. After-tax returns may assume that taxes are paid at the time of distribution or once a year or are paid in cash or by selling shares, that shares are held through the entire period, sold on the last day of the period, or sold at a future date, and distributions are reinvested or paid in cash. Returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Historical Fund Results. The following table shows each class's 7-day yield, tax-equivalent yield, and returns for the fiscal periods ended March 31, 2001.

Class II and Class III have a 12b-1 fee of 0.15% and 0.25%, respectively, which is included in the 7-day yield, tax-equivalent yield, and average annual and cumulative returns.

The tax-equivalent yield for the tax-free fund is based on a 36% federal income tax rate.

	Average Annual Returns[1]					Cumulative Returns1
	Seven-Day Yield	Tax- Equivalent Yield	One Year	Five Years	Ten Years	One Year	Five Years	Ten Years
Treasury Only Portfolio Class I	5.12%	N/A	6.03%	5.30%	4.85%	6.03%	29.46%	60.58%
Treasury Only Portfolio Class II	4.96%	N/A	5.88%	5.14%	4.77%	5.88%	28.50%	59.29%
Treasury Only Portfolio Class III	4.86%	N/A	5.77%	5.04%	4.71%	5.77%	27.87%	58.45%
Treasury Portfolio Class I	5.01%	N/A	6.22%	5.48%	4.98%	6.22%	30.54%	62.64%
Treasury Portfolio Class II	4.88%	N/A	6.07%	5.32%	4.90%	6.07%	29.58%	61.34%
Treasury Portfolio Class III	4.76%	N/A	5.96%	5.21%	4.78%	5.96%	28.93%	59.46%
Government Portfolio Class I	5.17%	N/A	6.34%	5.59%	5.09%	6.34%	31.26%	64.22%
Government Portfolio Class II	5.02%	N/A	6.18%	5.43%	5.00%	6.18%	30.29%	62.92%
Government Portfolio Class III	4.92%	N/A	6.08%	5.33%	4.90%	6.08%	29.63%	61.39%
Domestic Portfolio Class I	5.19%	N/A	6.43%	5.66%	5.12%	6.43%	31.68%	64.77%
Domestic Portfolio Class II	5.04%	N/A	6.27%	5.50%	5.04%	6.27%	30.70%	63.46%
Domestic Portfolio Class III	4.94%	N/A	6.16%	5.39%	4.94%	6.16%	30.05%	61.93%
Money Market Portfolio Class I	5.19%	N/A	6.47%	5.69%	5.17%	6.47%	31.86%	65.49%
Money Market Portfolio Class II	5.04%	N/A	6.31%	5.53%	5.08%	6.31%	30.87%	64.15%
Money Market Portfolio Class III	4.94%	N/A	6.20%	5.42%	4.96%	6.20%	30.22%	62.28%
Tax-Exempt Portfolio Class I	3.44%	5.38%	4.02%	3.53%	3.40%	4.02%	18.96%	39.70%
Tax-Exempt Portfolio Class II	3.28%	5.13%	3.86%	3.38%	3.32%	3.86%	18.08%	38.57%
Tax-Exempt Portfolio Class III	3.18%	4.97%	3.76%	3.28%	3.26%	3.76%	17.49%	37.83%

1 Initial offering of Class II for each fund took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

Initial offering of Class III for Treasury Only Portfolio took place on November 6, 1995. Class III returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

Initial offering of Class III for Treasury Portfolio took place on October 22, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to October 22, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through October 22, 1993 would have been higher and returns prior to October 22, 1993 would have been lower.

Initial offering of Class III for Government Portfolio took place on April 4, 1994. Class III returns prior to April 4, 1994 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to April 4, 1994 would have been lower.

Initial offering of Class III for Domestic Portfolio took place on July 19, 1994. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to July 19, 1994 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through July 19, 1994 would have been higher and returns prior to July 19, 1994 would have been lower.

Initial offering of Class III for Money Market Portfolio took place on November 17, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to November 17, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through November 17, 1993 would have been higher and returns prior to November 17, 1993 would have been lower.

Initial offering of Class III for Tax-Exempt Portfolio took place on November 6, 1995. Class III returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

If FMR had not reimbursed certain class expenses during these periods, Class I, Class II and Class III's returns would have been lower.

Note: If FMR had not reimbursed certain class expenses during these periods, Class I, Class II, and Class III's yield and tax equivalent yield (for Tax-Exempt Portfolio) would have been:

	Class I		Class II		Class III
Fund	Seven-Day Yield	Tax-Equivalent Yield	Seven-Day Yield	Tax-Equivalent Yield	Seven-Day Yield	Tax-Equivalent Yield
Treasury Only Portfolio	5.07%	--	4.91%	--	4.81%	--
Treasury Portfolio	4.97%	--	4.84%	--	4.72%	--
Government Portfolio	5.11%	--	4.96%	--	4.86%	--
Domestic Portfolio	5.13%	--	4.98%	--	4.88%	--
Money Market Portfolio	5.15%	--	5.00%	--	4.89%	--
Tax-Exempt Portfolio	3.40%	5.31%	3.23%	5.05%	3.14%	4.91%

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the Standard & Poor's 500SM  Index (S&P 500®), the Dow Jones Industrial AverageSM  (DJIASM ), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term debt securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year period ended March 31, 2001, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class I of Treasury Only Portfolio would have grown to $16,058.

TREASURY ONLY PORTFOLIO - CLASS I					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,058	$ 0	$ 16,058	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,144	$ 0	$ 15,144	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,426	$ 0	$ 14,426	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,740	$ 0	$ 13,740	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,044	$ 0	$ 13,044	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,404	$ 0	$ 12,404	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,750	$ 0	$ 11,750	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,227	$ 0	$ 11,227	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 901	$ 0	$ 10,901	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 541	$ 0	$ 10,541	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class I of Treasury Only Portfolio on April 1, 1991, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,058. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,746 for dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class II of Treasury Only Portfolio would have grown to $15,929.

TREASURY ONLY PORTFOLIO - CLASS II					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 5,929	$ 0	$ 15,929	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,044	$ 0	$ 15,044	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,352	$ 0	$ 14,352	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,690	$ 0	$ 13,690	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,016	$ 0	$ 13,016	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,396	$ 0	$ 12,396	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,750	$ 0	$ 11,750	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,227	$ 0	$ 11,227	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 901	$ 0	$ 10,901	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 541	$ 0	$ 10,541	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class II of Treasury Only Portfolio on April 1, 1991, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,929. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,665 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class II for Treasury Only Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class III of Treasury Only Portfolio would have grown to $15,845.

TREASURY ONLY PORTFOLIO - CLASS III					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 5,845	$ 0	$ 15,845	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 4,980	$ 0	$ 14,980	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,304	$ 0	$ 14,304	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,658	$ 0	$ 13,658	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 2,999	$ 0	$ 12,999	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,391	$ 0	$ 12,391	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,750	$ 0	$ 11,750	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,227	$ 0	$ 11,227	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 901	$ 0	$ 10,901	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 541	$ 0	$ 10,541	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class III of Treasury Only Portfolio on April 1, 1991, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,845. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,612 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class III for Treasury Only Portfolio took place on November 6, 1995. Class III returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class I of Treasury Portfolio would have grown to $16,264.

TREASURY PORTFOLIO - CLASS I					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,264	$ 0	$ 16,264	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,311	$ 0	$ 15,311	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,565	$ 0	$ 14,565	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,846	$ 0	$ 13,846	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,118	$ 0	$ 13,118	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,458	$ 0	$ 12,458	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,776	$ 0	$ 11,776	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,239	$ 0	$ 11,239	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 906	$ 0	$ 10,906	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 541	$ 0	$ 10,541	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class I of Treasury Portfolio on April 1, 1991, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,264. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,874 for dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class II of Treasury Portfolio would have grown to $16,134.

TREASURY PORTFOLIO - CLASS II					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,134	$ 0	$ 16,134	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,211	$ 0	$ 15,211	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,491	$ 0	$ 14,491	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,797	$ 0	$ 13,797	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,091	$ 0	$ 13,091	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,451	$ 0	$ 12,451	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,776	$ 0	$ 11,776	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,239	$ 0	$ 11,239	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 906	$ 0	$ 10,906	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 541	$ 0	$ 10,541	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class II of Treasury Portfolio on April 1, 1991, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,134. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,793 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class II for Treasury Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class III of Treasury Portfolio would have grown to $15,946.

TREASURY PORTFOLIO - CLASS III					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 5,946	$ 0	$ 15,946	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,049	$ 0	$ 15,049	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,351	$ 0	$ 14,351	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,678	$ 0	$ 13,678	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 2,990	$ 0	$ 12,990	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,368	$ 0	$ 12,368	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,723	$ 0	$ 11,723	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,224	$ 0	$ 11,224	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 906	$ 0	$ 10,906	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 541	$ 0	$ 10,541	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class III of Treasury Portfolio on April 1, 1991, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,946. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,675 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class III for Treasury Portfolio took place on October 22, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to October 22, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through October 22, 1993 would have been higher and returns prior to October 22, 1993 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class I of Government Portfolio would have grown to $16,422.

GOVERNMENT PORTFOLIO - CLASS I					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,422	$ 0	$ 16,422	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,443	$ 0	$ 15,443	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,663	$ 0	$ 14,663	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,923	$ 0	$ 13,923	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,184	$ 0	$ 13,184	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,512	$ 0	$ 12,512	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,821	$ 0	$ 11,821	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,273	$ 0	$ 11,273	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 931	$ 0	$ 10,931	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 555	$ 0	$ 10,555	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class I of Government Portfolio on April 1, 1991, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,422. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,971 for dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class II of Government Portfolio would have grown to $16,292.

GOVERNMENT PORTFOLIO - CLASS II					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,292	$ 0	$ 16,292	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,344	$ 0	$ 15,344	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,590	$ 0	$ 14,590	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,874	$ 0	$ 13,874	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,157	$ 0	$ 13,157	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,504	$ 0	$ 12,504	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,821	$ 0	$ 11,821	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,273	$ 0	$ 11,273	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 931	$ 0	$ 10,931	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 555	$ 0	$ 10,555	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class II of Government Portfolio on April 1, 1991, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,292. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,891 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class II for Government Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class III of Government Portfolio would have grown to $16,139.

GOVERNMENT PORTFOLIO - CLASS III					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,139	$ 0	$ 16,139	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,215	$ 0	$ 15,215	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,482	$ 0	$ 14,482	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,786	$ 0	$ 13,786	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,087	$ 0	$ 13,087	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,450	$ 0	$ 12,450	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,792	$ 0	$ 11,792	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,273	$ 0	$ 11,273	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 931	$ 0	$ 10,931	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 555	$ 0	$ 10,555	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class III of Government Portfolio on April 1, 1991, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,139. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,797 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class III for Government Portfolio took place on April 4, 1994. Class III returns prior to April 4, 1994 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to April 4, 1994 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class I of Domestic Portfolio would have grown to $16,477.

DOMESTIC PORTFOLIO - CLASS I					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,477	$ 0	$ 16,477	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,482	$ 0	$ 15,482	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,682	$ 0	$ 14,682	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,933	$ 0	$ 13,933	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,189	$ 0	$ 13,189	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,514	$ 0	$ 12,514	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,822	$ 0	$ 11,822	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,262	$ 0	$ 11,262	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 920	$ 0	$ 10,920	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 550	$ 0	$ 10,550	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class I of Domestic Portfolio on April 1, 1991, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,477. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,005 for dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class II of Domestic Portfolio would have grown to $16,346.

DOMESTIC PORTFOLIO - CLASS II					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,346	$ 0	$ 16,346	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,381	$ 0	$ 15,381	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,608	$ 0	$ 14,608	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,883	$ 0	$ 13,883	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,161	$ 0	$ 13,161	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,506	$ 0	$ 12,506	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,822	$ 0	$ 11,822	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,262	$ 0	$ 11,262	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 920	$ 0	$ 10,920	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 550	$ 0	$ 10,550	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class II of Domestic Portfolio on April 1, 1991, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,346. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,924 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class II for Domestic Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class III of Domestic Portfolio would have grown to $16,193.

DOMESTIC PORTFOLIO - CLASS III					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,193	$ 0	$ 16,193	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,253	$ 0	$ 15,253	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,500	$ 0	$ 14,500	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,795	$ 0	$ 13,795	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,091	$ 0	$ 13,091	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,452	$ 0	$ 12,452	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,796	$ 0	$ 11,796	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,262	$ 0	$ 11,262	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 920	$ 0	$ 10,920	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 550	$ 0	$ 10,550	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class III of Domestic Portfolio on April 1, 1991, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,193. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,830 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class III for Domestic Portfolio took place on July 19, 1994. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to July 19, 1994 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through July 19, 1994 would have been higher and returns prior to July 19, 1994 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class I of Money Market Portfolio would have grown to $16,549.

MONEY MARKET PORTFOLIO - CLASS I					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,549	$ 0	$ 16,549	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,544	$ 0	$ 15,544	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,738	$ 0	$ 14,738	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,982	$ 0	$ 13,982	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,231	$ 0	$ 13,231	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,550	$ 0	$ 12,550	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,851	$ 0	$ 11,851	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,287	$ 0	$ 11,287	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 937	$ 0	$ 10,937	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 559	$ 0	$ 10,559	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class I of Money Market Portfolio on April 1, 1991, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,549. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,048 for dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class II of Money Market Portfolio would have grown to $16,415.

MONEY MARKET PORTFOLIO - CLASS II					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,415	$ 0	$ 16,415	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,441	$ 0	$ 15,441	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,663	$ 0	$ 14,663	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,932	$ 0	$ 13,932	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,204	$ 0	$ 13,204	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,543	$ 0	$ 12,543	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,851	$ 0	$ 11,851	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,287	$ 0	$ 11,287	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 937	$ 0	$ 10,937	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 559	$ 0	$ 10,559	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class II of Money Market Portfolio on April 1, 1991, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,415. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,967 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class II for Money Market Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class III of Money Market Portfolio would have grown to $16,228.

MONEY MARKET PORTFOLIO - CLASS III					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,228	$ 0	$ 16,228	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 5,280	$ 0	$ 15,280	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 4,525	$ 0	$ 14,525	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 3,815	$ 0	$ 13,815	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 3,105	$ 0	$ 13,105	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 2,462	$ 0	$ 12,462	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,799	$ 0	$ 11,799	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 1,274	$ 0	$ 11,274	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 937	$ 0	$ 10,937	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 559	$ 0	$ 10,559	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class III of Money Market Portfolio on April 1, 1991, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,228. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,851 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class III for Money Market Portfolio took place on November 17, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to November 17, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through November 17, 1993 would have been higher and returns prior to November 17, 1993 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class I of Tax-Exempt Portfolio would have grown to $13,970.

TAX-EXEMPT PORTFOLIO - CLASS I					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 3,970	$ 0	$ 13,970	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 3,430	$ 0	$ 13,430	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 2,992	$ 0	$ 12,992	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 2,579	$ 0	$ 12,579	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 2,142	$ 0	$ 12,142	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 1,743	$ 0	$ 11,743	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,323	$ 0	$ 11,323	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 974	$ 0	$ 10,974	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 714	$ 0	$ 10,714	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 419	$ 0	$ 10,419	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class I of Tax-Exempt Portfolio on April 1, 1991, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,970. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,348 for dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class II of Tax-Exempt Portfolio would have grown to $13,857.

TAX-EXEMPT PORTFOLIO - CLASS II					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 3,857	$ 0	$ 13,857	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 3,342	$ 0	$ 13,342	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 2,926	$ 0	$ 12,926	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 2,534	$ 0	$ 12,534	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 2,117	$ 0	$ 12,117	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 1,736	$ 0	$ 11,736	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,323	$ 0	$ 11,323	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 974	$ 0	$ 10,974	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 714	$ 0	$ 10,714	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 419	$ 0	$ 10,419	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class II of Tax-Exempt Portfolio on April 1, 1991, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,857. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,267 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class II for Tax-Exempt Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31, 2001, a hypothetical $10,000 investment in Class III of Tax-Exempt Portfolio would have grown to $13,783.

TAX-EXEMPT PORTFOLIO - CLASS III					INDEXES
Fiscal Period Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 3,783	$ 0	$ 13,783	$ 38,478	$ 42,419	$ 13,052
2000	$ 10,000	$ 3,284	$ 0	$ 13,284	$ 49,128	$ 46,162	$ 12,674
1999	$ 10,000	$ 2,882	$ 0	$ 12,882	$ 41,653	$ 40,748	$ 12,222
1998	$ 10,000	$ 2,504	$ 0	$ 12,504	$ 35,162	$ 36,031	$ 12,015
1997	$ 10,000	$ 2,099	$ 0	$ 12,099	$ 23,759	$ 26,506	$ 11,852
1996	$ 10,000	$ 1,731	$ 0	$ 11,731	$ 19,828	$ 22,030	$ 11,533
1995	$ 10,000	$ 1,323	$ 0	$ 11,323	$ 15,010	$ 16,020	$ 11,215
1994	$ 10,000	$ 974	$ 0	$ 10,974	$ 12,989	$ 13,637	$ 10,904
1993	$ 10,000	$ 714	$ 0	$ 10,714	$ 12,800	$ 12,531	$ 10,637
1992	$ 10,000	$ 419	$ 0	$ 10,419	$ 11,106	$ 11,457	$ 10,319

Explanatory Notes: With an initial investment of $10,000 in Class III of Tax-Exempt Portfolio on April 1, 1991, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,783. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,213 for dividends. The fund did not distribute any capital gains during the period. Initial offering of Class III for Tax-Exempt Portfolio took place on November 6, 1995. Class III returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

Performance Comparisons. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee an investor's principal or return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A class may compare its performance or the performance of securities in which it may invest to averages published by iMoneyNet, Inc. of Westborough, Massachusetts. These averages assume reinvestment of distributions. iMoneyNet's MONEY FUND REPORT AVERAGES/Government, which is reported in iMoneyNet's MONEY FUND REPORT, covers 223 government money market funds. iMoneyNet's MONEY FUND REPORT AVERAGES/All Taxable, which is reported in iMoneyNet's MONEY FUND REPORT, covers 1073 taxable money market funds. iMoneyNet's MONEY FUND REPORT AVERAGES/All Tax-Free, which is reported in iMoneyNet's MONEY FUND REPORT, covers 491 tax-free money market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus®, a quarterly magazine provided free of charge to Fidelity fund shareholders.

A class may present its fund number, Quotron® number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

As of March 31, 2001, FMR advised over $42 billion in municipal fund assets, $182 billion in taxable fixed-income fund assets, $188 billion in money market fund assets, $499 billion in equity fund assets, and $14 billion in international fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, each class of a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing debt and money market investments because of its effect on yield.

BUYING, SELLING AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. To the extent that a municipal fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.

Tax-Exempt Portfolio purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Portfolio's policies of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of Tax-Exempt Portfolio's policy of investing so that at least 80% of its income distributions is free from federal income tax.

Capital Gain Distributions. Each fund may distribute any net realized capital gains once a year or more often, as necessary.

As of March 31, 2001, Government Portfolio had an aggregate capital loss carryforward of approximately $520,000. This loss carryforward, of which $508,000, and $12,000 will expire on March 31, 2003, and 2004, respectively, is available to offset future capital gains.

As of March 31, 2001, Money Market Portfolio had an aggregate capital loss carryforward of approximately $1,109,000. This loss carryforward, of which $115,000, $547,000, $245,000, $14,000, $180,000 and $8,000 will expire on March 31, 2002, 2003, 2004, 2005, 2006, and 2007, respectively, is available to offset future capital gains.

As of May 31, 2000, Tax-Exempt Portfolio had an aggregate capital loss carryforward of approximately $380,000. This loss carryforward, of which $191,000, and $189,000 will expire on May 31, 2005, and 2008, respectively, is available to offset future capital gains.

State and Local Tax Issues. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (70), Trustee, is President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (U.K.) Inc. and of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc. Abigail Johnson, Member of the Advisory Board of Colchester Street Trust, is Mr. Johnson's daughter.

ABIGAIL P. JOHNSON (39), Member of the Advisory Board of Colchester Street Trust (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997) and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of International Flavors & Fragrances, Inc. (2000), Rockwell International (electronic controls and communications products, 2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

RALPH F. COX (68), Trustee, is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (69), Trustee. Mrs. Davis is retired from Avon Products, Inc. where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

ROBERT M. GATES (57), Trustee (1997), is a consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Advanced Biometrics, Inc. (biometric identification technology, 2001), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (automotive, space, defense, and information technology). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines). He is currently serving as Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary.

DONALD J. KIRK (67), Trustee, is Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

NED C. LAUTENBACH (56), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the IBM Corporation from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach has served as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Complete Business Solutions, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

*PETER S. LYNCH (58), Trustee, is Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals) and Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

WILLIAM O. McCOY (67), Trustee (1997). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of TeraGlobal Communications Corporation (integrated voice, video and data networking, 1999), Liberty Corporation (holding company), Duke-Weeks Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), the Kenan Transport Company (trucking, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flager Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

*ROBERT C. POZEN (54), Trustee (1997), is Senior Vice President of Treasury Only Portfolio (1997), Treasury Portfolio (1997), Government Portfolio (1997), Domestic Portfolio (1997), Money Market Portfolio (1997), and Tax-Exempt Portfolio (1997). Mr. Pozen also serves as Senior Vice President of other Fidelity funds (1997). He is President and a Director of FMR (1997), Fidelity Management & Research (U.K.) Inc. (1997), Fidelity Management & Research (Far East) Inc. (1997), Fidelity Investments Money Management, Inc. (1998), and FMR Co., Inc. (2000); a Director of Strategic Advisers, Inc. (1999); and Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

WILLIAM S. STAVROPOULOS (61), Member of the Advisory Board of Colchester Street Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

DWIGHT D. CHURCHILL (47) is Vice President of Treasury Only Portfolio (2000), Treasury Portfolio (2000), Government Portfolio (2000), Domestic Portfolio (2000), Money Market Portfolio (2000), and Tax-Exempt Portfolio (2000). He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR Co., Inc. (2001), FIMM (2000), and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

BOYCE I. GREER (45) is Vice President of Treasury Only Portfolio (1997), Treasury Portfolio (1997), Government Portfolio (1997), Domestic Portfolio (1997), Money Market Portfolio (1997), and Tax-Exempt Portfolio (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (1997), Group Leader of Fidelity's Money Market Group (1997), Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1996-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

ROBERT K. DUBY (55) is Vice President of Money Market Portfolio (1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Duby has managed a variety of Fidelity funds.

ROBERT A. LITTERST (41) is Vice President of Government Portfolio (1997), Treasury Portfolio (1997), Treasury Only Portfolio (1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

JOHN J. TODD (52) is Vice President of Domestic Portfolio (1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

ERIC D. ROITER (52) is Secretary of Treasury Only Portfolio (1998), Treasury Portfolio (1998), Government Portfolio (1998), Domestic Portfolio (1998), Money Market Portfolio (1998), and Tax-Exempt Portfolio (1998). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998) and Secretary of Fidelity Southwest Company (1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

ROBERT A. DWIGHT (42) is Treasurer of Treasury Only Portfolio (2000), Treasury Portfolio (2000), Government Portfolio (2000), Domestic Portfolio (2000), Money Market Portfolio (2000), and Tax-Exempt Portfolio (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR Co., Inc. (2001) and FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

MARIA F. DWYER (42) is Deputy Treasurer of Treasury Only Portfolio (2000), Treasury Portfolio (2000), Government Portfolio (2000), Domestic Portfolio (2000), Money Market Portfolio (2000), and Tax-Exempt Portfolio (2000). She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

STANLEY N. GRIFFITH (54) is Assistant Vice President of Treasury Only Portfolio (1998), Treasury Portfolio (1998), Government Portfolio (1998), Domestic Portfolio (1998), Money Market Portfolio (1998), and Tax-Exempt Portfolio (1998). Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

JOHN H. COSTELLO (53) is Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

PAUL F. MALONEY (51) is Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

THOMAS J. SIMPSON (42) is Assistant Treasurer of Treasury Only Portfolio (1996), Treasury Portfolio (1996), Government Portfolio (1996), Domestic Portfolio (1996), Money Market Portfolio (1996), and Tax-Exempt Portfolio (1996). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended March 31, 2001, or calendar year ended December 31, 2000, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d*	Abigail P. Johnson*	J. Michael Cook**	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk	Marie L. Knowles ***
Treasury Only PortfolioB	$ 0	$ 0	$ 393	$ 398	$ 398	$ 398	$ 398	$ 303
Treasury PortfolioB	$ 0	$ 0	$ 2,319	$ 2,346	$ 2,346	$ 2,346	$ 2,345	$ 1,775
Government PortfolioB	$ 0	$ 0	$ 2,231	$ 2,256	$ 2,256	$ 2,256	$ 2,251	$ 1,682
Domestic PortfolioB	$ 0	$ 0	$ 1,901	$ 1,924	$ 1,924	$ 1,924	$ 1,920	$ 1,489
Money Market PortfolioB,C,D	$ 0	$ 0	$ 5,024	$ 5,083	$ 5,083	$ 5,083	$ 5,073	$ 3,964
Tax-Exempt PortfolioB	$ 0	$ 0	$ 550	$ 556	$ 556	$ 556	$ 556	$ 413
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 0	$ 213,500	$ 258,000	$ 259,500	$ 258,000	$ 258,000	$ 130,500
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Peter S. Lynch*	Marvin L. Mann	William O. McCoy	Gerald C. McDonough *****	Robert C. Pozen*	William S. Stavropoulos ****	Thomas R. Williams *****
Treasury Only PortfolioB	$ 398	$ 0	$ 424	$ 398	$ 353	$ 0	$ 177	$ 273
Treasury PortfolioB	$ 2,346	$ 0	$ 2,489	$ 2,346	$ 2,133	$ 0	$ 996	$ 1,651
Government PortfolioB	$ 2,256	$ 0	$ 2,406	$ 2,256	$ 1,988	$ 0	$ 1,006	$ 1,541
Domestic PortfolioB	$ 1,924	$ 0	$ 2,058	$ 1,924	$ 1,665	$ 0	$ 910	$ 1,286
Money Market PortfolioB,C,D	$ 5,083	$ 0	$ 5,427	$ 5,083	$ 4,441	$ 0	$ 2,334	$ 3,431
Tax-Exempt PortfolioB	$ 556	$ 0	$ 590	$ 556	$ 507	$ 0	$ 235	$ 393
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 256,500	$ 0	$ 259,500	$ 258,000	$ 319,500	$ 0	$ 40,000	$ 249,000

* Interested Trustees and Interested Advisory Board Members are compensated by FMR.

** During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees.

*** During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees.

**** Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board of Colchester Street Trust.

***** Messrs. McDonough and Williams served on the Board of Trustees through December 31, 2000.

A Information is for the calendar year ended December 31, 2000 for 247 funds in the complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2000, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $111,000; Phyllis Burke Davis, $111,000; Robert M. Gates, $111,000; Donald J. Kirk, $111,000; Ned C. Lautenbach, $111,000; Marvin L. Mann, $111,000; William O. McCoy, $111,000; Gerald C. McDonough, $141,000; and Thomas R. Williams, $111,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $39,768; Ned C. Lautenbach, $46,296; William O. McCoy, $39,768; and Thomas R. Williams, $46,296.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: J. Michael Cook, $934; Ralph F. Cox, $3,134; Phyllis Burke Davis, $3,134; Robert M. Gates, $3,134; Donald J. Kirk, $3,134; Marie L. Knowles, $934; Ned C. Lautenbach, $3,134; Marvin L. Mann, $3,387; William O. McCoy, $3,134; Gerald C. McDonough, $2,795; and Thomas R. Williams, $2,200.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $1,240, Money Market Portfolio; William O. McCoy, $339, Money Market Portfolio; and Thomas R. Williams, $961, Money Market Portfolio.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the non-interested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any non-interested Trustee or to pay any particular level of compensation to the non-interested Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of March 31, 2001, approximately 30.43% of Money Market Portfolio's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 36, Mr. Edward C. Johnson 3d, Trustee and President of the funds, and Ms. Abigail P. Johnson, Member of the Advisory Board of Colchester Street Trust, may be deemed to be beneficial owners of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of Money Market Portfolio's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of March 31, 2001, the following owned of record or beneficially 5% or more of each class's outstanding shares:

Treasury Only Portfolio: Class I: First Union Corp., Charlotte, NC (8.97%); Wien Malkin & Bettex, New York, NY (8.38%); State Street Bank, North Quincy, MA (8.00%); Data General Corp, Westborough, MA (7.88%); Allen & Company Incorporated, New York, NY (7.38%); Palmer & Dodge, Boston, MA (7.00%).

Treasury Only Portfolio: Class II: United National Bank & Trust Co., Canton, OH (42.65%); First Bank System Inc, Minneapolis, MN (21.53%); Chase Manhattan Corp., Houston, TX (19.75%); The Bank of New York Company, Inc., New York, NY (7.56%).

Treasury Only Portfolio: Class III: First American Trust Company, Santa Ana, CA (33.53%); Fleet Financial Group Inc., Boston, MA (25.56%); HSBC Bank USA, Buffalo, NY (12.20%); Simmons First National Bank, Little Rock, AR (6.94%).

Treasury Portfolio: Class I: Allen & Company Incorporated, New York, NY (12.44%); UMB Bank, Kansas City, MO (7.41%); Michigan National Bank, Farmington, MI (7.34%); Vodafone Americas Asia, Walnut Creek, CA (6.60%); First Union Corp., Charlotte, NC (5.38%).

Treasury Portfolio: Class II: Citigroup, Inc., New York, NY (32.09%); HSBC Bank USA, Buffalo, NY (30.11%); Bank One Corporation, Chicago, IL (22.37%).

Treasury Portfolio: Class III: The Bank of New York Company, Inc., New York, NY (70.32%); Chase Manhattan Corp., New York, NY (7.49%).

Government Portfolio: Class I: Vodafone Americas Asia, Walnut Creek, CA (7.12%); First Union Corp., Charlotte, NC (5.34%).

Government Portfolio: Class II: First Union Corp., Charlotte, NC (17.82%); Fleet Financial Group Inc., Boston, MA (17.44%); Bank One Corporation, Chicago, IL (15.93%); Michigan National Bank, Farmington, MI (14.45%); Chase Manhattan Corp., Houston, TX (9.48%); First National Bank of Omaha, Omaha, NE (6.51%).

Government Portfolio: Class III: Chase Manhattan Corp., Houston, TX (37.23%); Fleet Financial Group Inc., Boston, MA (28.00%); Chase Manhattan Corp., New York, NY (10.10%); First Tennessee National Corp., Memphis, TN (8.27%).

Domestic Portfolio: Class I: The Bank of New York Company, Inc., New York, NY (10.09%); Vodafone Americas Asia, Walnut Creek, CA (8.14%).

Domestic Portfolio: Class II: Fleet Financial Group Inc., Boston, MA (48.76%); First National Bank of Omaha, Omaha, NE (40.79%); BB & T Investments, Richmond, VA (5.05%).

Domestic Portfolio: Class III: Fleet Financial Group Inc., Boston, MA (47.60%); Chase Manhattan Corp., Houston, TX (18.46%); First Union Corp., Charlotte, NC (7.68%); The Bank of New York Company, Inc., New York, NY (6.34%).

Money Market Portfolio: Class I: Trust Company Money, Boston, MA (27.17%).

Money Market Portfolio: Class II: Fleet Financial Group Inc., Boston, MA (44.05%); First Union Corp., Roanoke, VA (16.25%); US Bancorp, Minneapolis, MN (13.03%); First Tennessee Capital Markets, Memphis, TN (7.12%); Capital Network Services Inc., San Francisco, CA (5.53%).

Money Market Portfolio: Class III: Fleet Financial Group Inc., Boston, MA (23.96%); Chase Manhattan Corp., New York, NY (13.97%); First Union Corp., Roanoke, VA (13.13%); Chase Manhattan Corp., Houston, TX (10.48%); UMB Bank, Denver, CO (8.35%); Southwest Bank of Texas, Houston, TX (7.95%); First Bank System Inc, Minneapolis, MN (7.08%).

Tax-Exempt Portfolio: Class I: Fleet Financial Group Inc., New York, NY (13.41%); First Tennessee National Corp., Memphis, TN (9.23%); Chase Manhattan Corp., New York, NY (9.11%); U.S. Trust Company-NY, New York, NY (8.09%).

Tax-Exempt Portfolio: Class II: BankAmerica Corp, San Francisco, CA (44.19%); Fleet Financial Group Inc., Boston, MA (37.48%); First National Bank of Omaha, Omaha, NE (7.95%); Capital Network Services Inc., San Francisco, CA (5.27%).

Tax-Exempt Portfolio: Class III: Bank One Corporation, Chicago, IL (14.87%); First Bank System Inc, Minneapolis, MN (14.20%); Simmons First National Bank, Little Rock, AR (14.05%); Chase Manhattan Corp., Houston, TX (12.33%); Fleet Financial Group Inc., Boston, MA (10.42%); Bank One Corporation, Columbus, OH (7.50%); Bank of Oklahoma NA, Tulsa, OK (7.40%); UMB Bank, Denver, CO (5.90%).

As of March 31, 2001, approximately 28.71% of Treasury Portfolio's total outstanding shares was held by The Bank of New York Company, Inc.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Fidelity Investments Money Management, Inc. (FIMM). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

The funds, FMR, FIMM, and Fidelity Distributors Corporation (FDC) have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund who are also employees of FMR and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended March 31	Management Fees Paid to FMR
Treasury Only Portfolio	2001	$ 2,757,793
	2000	$ 2,478,762
	1999	$ 2,210,417
Treasury Portfolio	2001	$ 16,502,018
	2000	$ 15,462,696
	1999	$ 16,854,245
Government Portfolio	2001	$ 16,083,317
	2000	$ 13,262,965
	1999	$ 10,044,935
Domestic Portfolio	2001	$ 13,817,032
	2000	$ 8,687,940
	1999	$ 3,600,888
Money Market Portfolio	2001	$ 36,192,031
	2000	$ 30,357,913
	1999	$ 25,027,315
Tax-Exempt Portfolio	2001	$ 3,841,462
	2000	$ 4,054,382
	1999	$ 4,613,456

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

FMR voluntarily agreed to reimburse Money Market Portfolio if and to the extent that its aggregate operating expenses, including management fees, but excluding any applicable 12b-1 fees, were in excess of an annual rate of its average net assets. The table below shows the period of reimbursement and level of expense limitation for the applicable fund; the dollar amount of management fees incurred under the fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

	Aggregate Operating Expense Limitation	Fiscal Years Ended March 31	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
Money Market Portfolio	0.18%	2001	$ 36,192,031	$ 3,619,204
		2000	$ 30,357,913	$ 3,035,788
		1999	$ 25,027,315	$ 2,344,764

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of the funds for the past three fiscal years are shown in the table below.

Fund	Fiscal Year Ended March 31	Fees Paid to FIMM
Treasury Only Portfolio	2001	$ 1,378,897
	2000	$ 1,239,381
	1999	$ 1,105,209
Treasury Portfolio	2001	$ 8,251,009
	2000	$ 7,731,348
	1999	$ 8,427,123
Government Portfolio	2001	$ 8,041,659
	2000	$ 6,631,483
	1999	$ 5,022,467
Domestic Portfolio	2001	$ 6,908,516
	2000	$ 4,343,970
	1999	$ 1,800,444
Money Market Portfolio	2001	$ 18,096,016
	2000	$ 15,178,957
	1999	$ 12,513,658
Tax-Exempt Portfolio	2001	$ 1,920,731
	2000	$ 2,027,191
	1999	$ 2,306,728

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class I, Class II, and Class III of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class I, Class II, and Class III and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class II Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of 0.15% of Class II's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class II for providing services intended to result in the sale of Class II shares and/or shareholder support services.

Pursuant to the Class III Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of 0.25% of Class III's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class III for providing services intended to result in the sale of Class III shares and/or shareholder support services.

For the fiscal year ended March 31, 2001, Class II of Treasury Only Portfolio paid FDC 12b-1 fees of $96,332, of which FDC paid $95,693 to intermediaries and retained $639.*

For the fiscal year ended March 31, 2001, Class II of Treasury Portfolio paid FDC 12b-1 fees of $617,507, of which FDC paid $613,284 to intermediaries and retained $4,223.*

For the fiscal year ended March 31, 2001, Class II of Government Portfolio paid FDC 12b-1 fees of $815,749, of which FDC paid $815,749 to intermediaries and retained $0.

For the fiscal year ended March 31, 2001, Class II of Domestic Portfolio paid FDC 12b-1 fees of $1,095,732, of which FDC paid $1,095,732 to intermediaries and retained $0.

For the fiscal year ended March 31, 2001, Class II of Money Market Portfolio paid FDC 12b-1 fees of $331,276 , of which FDC paid $327,422 to intermediaries and retained $3,854.*

For the fiscal year ended March 31, 2001, Class II of Tax-Exempt Portfolio paid FDC 12b-1 fees of $44,080, of which FDC paid $43,428 to intermediaries and retained $652.*

For the fiscal year ended March 31, 2001, Class III of Treasury Only Portfolio paid FDC 12b-1 fees of $405,734, of which FDC paid $399,381 to intermediaries and retained $6,353.*

For the fiscal year ended March 31, 2001, Class III of Treasury Portfolio paid FDC 12b-1 fees of $8,348,726, of which FDC paid $8,235,536 to intermediaries and retained $113,190.*

For the fiscal year ended March 31, 2001, Class III of Government Portfolio paid FDC 12b-1 fees of $2,501,133, of which FDC paid $2,491,771 to intermediaries and retained $9,362.*

For the fiscal year ended March 31, 2001, Class III of Domestic Portfolio paid FDC 12b-1 fees of $3,775,694, of which FDC paid $3,760,146 to intermediaries and retained $15,548.*

For the fiscal year ended March 31, 2001, Class III of Money Market Portfolio paid FDC 12b-1 fees of $1,770,086, of which FDC paid $1,767,264 to intermediaries and retained $2,822.*

For the fiscal year ended March 31, 2001, Class III of Tax-Exempt Portfolio paid FDC 12b-1 fees of $226,676, of which FDC paid $224,350 to intermediaries and retained $2,326.*

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Class I Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class I Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. In addition, each Class I Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Class I shares of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio.

Under each Class II and Class III Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class II and Class III Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class II and Class III shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class II and Class III shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Class I Plan does not authorize payments by Class I of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class II and Class III Plan does not provide for specific payments by Class II and Class III of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable funds) has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

Each class of Tax-Exempt Portfolio has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. Citibank in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each of the taxable funds has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC). Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.

Tax-Exempt Portfolio has also entered into a service agent agreement with Citibank. Under the terms of the agreement, Citibank provides pricing and bookkeeping services for the fund. Citibank in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, 0.0021% of average net assets between $10 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund	2001	2000	1999
Treasury Only Portfolio	$ 143,108	$ 131,259	$ 132,560
Treasury Portfolio	$ 660,043	$ 618,480	$ 688,303
Government Portfolio	$ 643,256	$ 537,428	$ 429,957
Domestic Portfolio	$ 563,233	$ 369,551	$ 185,642
Money Market Portfolio	$ 970,332	$ 870,428	$ 822,539
Tax-Exempt Portfolio	$ 228,210	$ 230,869	$ 271,871

DESCRIPTION OF THE TRUST

Trust Organization. Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio are funds of Colchester Street Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991. On May 29, 1998, Colchester Street Trust changed its name from Fidelity Institutional Cash Portfolios to Colchester Street Trust. On May 29, 1998, each fund changed its name from Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt to Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio, respectively. Currently, there are six funds in Colchester Street Trust: Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies, or corporations, as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.

Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Tax-Exempt Portfolio. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Auditor. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, serves as independent accountant for each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2001, and report of the auditor, are included in each fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Focus, Quotron,and Magellan are registered trademarks of FMR.

The third party marks appearing above are the marks of their respective owners.

Colchester Street Trust

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Trust Instrument, dated September 14, 2000, is filed herein as Exhibit a(1).

(2) Certificate of Trust, dated June 20, 1991, is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 26.

(3) Certificate of Amendment of Fidelity Government Securities Fund to Fidelity Institutional Cash Portfolios II, dated May 28, 1993, is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26.

(4) Certificate of Amendment of Fidelity Institutional Cash Portfolios II to Fidelity Institutional Cash Portfolios, dated May 28, 1993, is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 26.

(5) Certificate of Amendment of Fidelity Institutional Cash Portfolios to Colchester Street Trust, dated June 19, 1998, is incorporated herein by reference to Exhibit a(5) to Post-Effective Amendment No. 40.

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 10.

(c) Not applicable.

(d)(1) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market Portfolio and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 26.

(2) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Government Portfolio (currently Government Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 26.

(3) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26.

(4) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic Money Market Portfolio (currently Domestic Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 26.

(5) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Treasury Only Portfolio and Fidelity Management & Research Company, dated May 30, 1997, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 36.

(6) Management Contract between Colchester Street Trust on behalf of Tax-Exempt Portfolio and Fidelity Management & Research Company, dated May 29, 1998, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 37.

(7) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio), and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 26.

(8) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of U.S. Government Portfolio (currently Government Portfolio), and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 26.

(9) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of Domestic Money Market Portfolio (currently Domestic Portfolio), and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 26.

(10) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of Money Market Portfolio, and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 26.

(11) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of Treasury Only (currently Treasury Only Portfolio), and FMR Texas Inc., dated May 30, 1997, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 36.

(12) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Colchester Street Trust on behalf of Tax-Exempt Portfolio, and Fidelity Investments Money Management, Inc., dated May 29, 1998, is incorporated herein by reference to Exhibit d(12) of Post-Effective Amendment No. 39.

(e)(1) General Distribution Agreement between U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 26.

(2) General Distribution Agreement between U.S. Government Portfolio (currently Government Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 26.

(3) General Distribution Agreement between Domestic Money Market Portfolio (currently Domestic Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 26.

(4) General Distribution Agreement between Money Market Portfolio and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 26.

(5) General Distribution Agreement between Tax-Exempt Portfolio and Fidelity Distributors Corporation, dated May 29, 1998, is incorporated herein by reference to Exhibit e(5) of Post-Effective Amendment No. 39.

(6) General Distribution Agreement between Treasury Only Portfolio and Fidelity Distributors Corporation, dated May 30, 1997, is incorporated herein by reference to Exhibit e(6) of Post-Effective Amendment No. 39.

(7) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

(8) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated October 1, 1996, is incorporated herein by reference to Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).

(9) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 32.

(10) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 32.

(11) Form of Bank Agency Agreement (most recently revised January, 1997) is incorporated herein by reference to Exhibit e(9) of Post-Effective Amendment No. 39.

(12) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is incorporated herein by reference to Exhibit e(10) of Post-Effective Amendment No. 39.

(13) Form of Selling Dealer Agreement (most recently revised January 1997) incorporated herein by reference to Exhibit e(11) of Post-Effective Amendment No. 39.

(f) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g)(1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio are incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 4.

(2) Appendix A, dated September 5, 2000, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, is incorporated herein by reference to Exhibit g(2) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 46.

(3) Appendix B, dated September 14, 2000, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, is incorporated herein by reference to Exhibit g(3) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 46.

(4) Addendum, dated June 6, 2000, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 24.

(5) Amendment, dated July 14, 1999, to the Fee Schedule to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(5) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

(6) Custodian Agreement, Appendix A, Appendix B, and Appendix C, dated May 1, 1998, between Citibank, N.A. and Colchester Street Trust on behalf of Tax-Exempt Portfolio are incorporated herein by reference to Exhibit (g)(5) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 102.

(7) Amendment, dated June 6, 2000, to the Custodian Agreement, dated May 1, 1998, between Citibank, N.A. and Colchester Street Trust on behalf of Tax-Exempt Portfolio is incorporated herein by reference to Exhibit (g)(6) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No.105.

(8) Addendum, dated June 6, 2000, to the Fee Schedule to the Custodian Agreement dated May 1, 1998, between Citibank, N.A. and Colchester Street Trust on behalf of Tax-Exempr Portfolio is incorporated herein by reference to Exhibit (g)(7) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 105.

(9) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(11) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(12) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(13) Joint Trading Account Custody Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(14) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(15) Schedule A-1, dated March 29, 2000, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, is incorporated herein by reference to Exhibit g(11) of Fidelity Magellan Fund's (File No. 2-21461) Post Effective Amendment No. 48.

(h) Not applicable.

(i) Legal Opinion of Kirkpatrick & Lockhart LLP for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio, dated May 22, 2001, is filed herein as Exhibit i(1).

(j) Consent of Deloitte & Touche LLP, dated May 22, 2001, is filed herein as Exhibit j(1).

(k) Not applicable.

(l) Not applicable.

(m)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market (currently Money Market Portfolio Class I) is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 39.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Government (currently Government Portfolio Class I) is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 39.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury (currently Treasury Portfolio Class I) is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 39.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Domestic (currently Domestic Portfolio Class I) is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 39.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only (currently Treasury Only Portfolio Class I) is incorporated herein by reference to Exhibit m(5) of Post-Effective Amendment No. 39.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Tax-Exempt Portfolio Class I is incorporated herein by reference to Exhibit m(6) of Post-Effective Amendment No. 39.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Class II (currently Money Market Portfolio Class II) is incorporated herein by reference to Exhibit m(7) of Post-Effective Amendment No. 39.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Government Class II (currently Government Portfolio Class II) is incorporated herein by reference to Exhibit m(8) of Post-Effective Amendment No. 39.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Class II (currently Treasury Portfolio Class II) is incorporated herein by reference to Exhibit m(9) of Post-Effective Amendment No. 39.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Domestic Class II (currently Domestic Portfolio Class II) is incorporated herein by reference to Exhibit m(10) of Post-Effective Amendment No. 39.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only Class II (currently Treasury Only Portfolio Class II) is incorporated herein by reference to Exhibit m(11) of Post-Effective Amendment No. 39.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Tax-Exempt Portfolio Class II is incorporated herein by reference to Exhibit m(12) of Post-Effective Amendment No. 39.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Class III (currently Money Market Portfolio Class III) is incorporated herein by reference to Exhibit m(13) of Post-Effective Amendment No. 39.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Government Class III (currently Government Portfolio Class III) is incorporated herein by reference to Exhibit m(14) of Post-Effective Amendment No. 39.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Class III (currently Treasury Portfolio Class III) is incorporated herein by reference to Exhibit m(15) of Post-Effective Amendment No. 39.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Domestic Class III (currently Domestic Portfolio Class III) is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 39.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Treasury Only Class III (currently Treasury Only Portfolio Class III) is incorporated herein by reference to Exhibit m(17) of Post-Effective Amendment No. 39.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Tax-Exempt Portfolio Class III is incorporated herein by reference to Exhibit m(18) of Post-Effective Amendment No. 39.

(n)(1) Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated March 19, 1998, is incorporated herein by reference to Exhibit 18(a) of Post-Effective Amendment 37.

(2) Schedule I, March 19, 1998, to the Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated March 19, 1998, is incorporated herein by reference to Exhibit 18(b) of Post-Effective Amendment 37.

(p) (1) Code of Ethics, dated January 1, 2001, adopted by each fund, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 47.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.]

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR; Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Chairman of the Board and Director of Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Management & Research Co., Inc. (FMRC); Chairman of the Executive Committee of FMR; President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMR; Senior Vice President and Trustee of funds advised by FMR; President and Director of FIMM, FMRC, FMR U.K., and FMR Far East; Director of Strategic Advisers, Inc.; Vice Chairman of Fidelity Investments; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Paul Antico	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Bertelson	Vice President of FMR, FMRC, and of a fund advised by FMR.

Stephen Binder	Vice President of FMR and FMRC.

Philip Bullen	Senior Vice President of FMR and FMRC.

William Bower	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steve Buller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John H. Carlson	Vice President of FMR, FMRC, and of funds advised by FMR.

Doug Chase	Vice President of FMR and FMRC.

Robert C. Chow	Vice President of FMR, FMRC, and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FMR and Vice President of Fixed-Income Funds advised by FMR; Senior Vice President of FIMM.

Barry Coffman	Vice President of FMR, FMRC, and of a fund advised by FMR.

Michael Connolly	Vice President of FMR and FMRC.

Frederic G. Corneel	Tax Counsel of FMR and FMRC.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMR and FMRC.

Bettina Doulton	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Dwight	Vice President of FMR Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMR and FMRC.

William Eigen	Vice President of FMR and FMRC.

Robert Ewing	Vice President of FMR and FMRC.

Bahaa Fam	Vice President of FMR and FMRC.

David Felman	Vice President of FMR, FMRC, and of funds advised by FMR.

Richard B. Fentin	Senior Vice President of FMR, FMRC; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR, FMRC, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMR, FMRC, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Gregory Fraser	Vice President of FMR and of funds advised by FMR.

Jay Freedman	Assistant Clerk of FMR, FMRC and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMR, FMRC, and of funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMR and FMRC; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMR and FMRC.

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Lionell Harris	Vice President of FMR and FMRC.

Thomas Hense	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and of funds advised by FMR.

Frederick Hoff	Vice President of FMR and FMRC.

Brian Hogan	Vice President of FMR and FMRC.

Abigail P. Johnson	Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds advised by FMR; Director of FMR Corp.

David B. Jones	Vice President of FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

William Kennedy	Vice President of FMR, FMRC, and of funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMR and FMRC; Compliance Officer of FMR U.K. and FMR Far East, and FMR Corp.

Harry W. Lange	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMR and FMRC; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMR and FMRC.

Richard R. Mace	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMR, FMRC, and of funds advised by FMR.

Kevin McCarey	Vice President of FMR, FMRC, and of funds advised by FMR.

John McDowell	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Muresianu	Vice President of FMR, FMRC, and of funds advised by FMR.

David L. Murphy	Vice President of FMR and FIMM; Vice President of Taxable Bond Funds advised by FMR.

Mark Notkin	Vice President of FMR and FMRC.

Stephen Petersen	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Kennedy Richardson	Vice President of FMR and FMRC.

Eric D. Roiter

Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC. Assistant Clerk of FMR U.K. and FMR Far East. Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMR, FMRC, and of a fund advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Patricia A. Satterthwaite	Vice President of FMR, FMRC, and of funds advised by FMR.

Michael Seay	Vice President of FMR.

Fergus Shiel	Vice President of FMR, FMRC, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMR, FMRC, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMR, FMRC, and of a fund advised by FMR.

Richard A. Spillane, Jr.	Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds advised by FMR; Previously, Senior Vice President and Director of Operations and Compliance of FMR U.K.

Robert E. Stansky	Senior Vice President of FMR and FMRC; Vice President of a fund advised by FMR.

Nick Thakore	Vice President of FMR, FMRC, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMR and FMRC.

Joel C. Tillinghast	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Tuckett	Vice President of FMR and FMRC.

Jennifer Uhrig	Vice President of FMR, FMRC, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR and FMRC; Director of FMR Corp.

Judy Verhave	Vice President of FMR.

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMR, FMRC, and of a fund advised by FMR.

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

FMR Corp.

82 Devonshire Street

Boston, MA 02109

Fidelity Distributors Corporation

82 Devonshire Street

Boston, MA 02109

(2) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

1 Spartan Way, Merrimack, NH 03054

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FIMM, FMR, FMRC, FMR Corp., FMR Far East, and FMR U.K.; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FIMM; Senior Vice President and Trustee of funds advised by FMR; President and Director of FMR, FMR U.K., FMRC, and FMR Far East; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Dwight D. Churchill	Senior Vice President of FIMM and FMR; and Vice President of Fixed-Income Funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FIMM, FMR U.K., FMR Far East, FMR, and FMRC; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FIMM, FMR U.K., and FMR Far East.

Jay Freedman	Secretary of FIMM and FMR Corp.; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC.

Boyce I. Greer	Vice President of FIMM; Senior Vice President of FMR and FMRC; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR.

Stanley N. Griffith	Assistant Secretary of FIMM.

Susan Englander Hislop	Assistant Secretary of FIMM and FMR Corp.; Assistant Clerk of FMR U.K., FMR, FMRC, FIMM, FMR Far East, and Strategic Advisers, Inc.

David L. Murphy	Vice President of FIMM, and FMR; Vice President of Taxable Bond Funds advised by FMR.

Eric D. Roiter

Assistant Secretary of FIMM; Assistant Clerk of FMR Far East and FMR U.K.; Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FIMM, FMRC, FMR, FMR U.K., FMR Far East, and Strategic Advisers, Inc.,; Vice President, Taxation of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR Far East, and FMR U.K.; Vice President of FMR and FMRC.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Neal Litvack	Director and President	None
Jay Freedman	Assistant Clerk	None
Paul J. Gallagher	Director	None
Jane Greene	Treasurer and Controller	None
Linda Capps Holland	Assistant Clerk and Compliance Officer	None
Michael W. Kellogg	Executive Vice President	None
Kevin J. Kelly	Director	None
Gail McGovern	Director	None
Katherine Nelson	Assistant Clerk	None
Eric Roiter	Vice President and Clerk	Secretary of funds advised by FMR
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY or Citibank, N.A., 111 Wall Street, New York, NY.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of May 2001.

Colchester Street Trust
	By	/s/ Edward C. Johnson 3d ___________________________________	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Edward C. Johnson 3d	(dagger)	President and Trustee	May 22, 2001
Edward C. Johnson 3d		(Principal Executive Officer)

/s/ Robert A. Dwight		Treasurer	May 22, 2001
Robert A. Dwight

/s/ Robert C. Pozen		Trustee	May 22, 2001
Robert C. Pozen

/s/ J. Michael Cook	*	Trustee	May 22, 2001
J. Michael Cook

/s/ Ralph F. Cox	*	Trustee	May 22, 2001
Ralph F. Cox

/s/ Phyllis Burke Davis	*	Trustee	May 22, 2001
Phyllis Burke Davis

/s/ Robert M. Gates	*	Trustee	May 22, 2001
Robert M. Gates

/s/ Donald J. Kirk	*	Trustee	May 22, 2001
Donald J. Kirk

/s/ Marie L. Knowles	*	Trustee	May 22, 2001
Marie L. Knowles

/s/ Ned C. Lautenbach	*	Trustee	May 22, 2001
Ned C. Lautenbach

/s/ Peter S. Lynch	*	Trustee	May 22, 2001
Peter S. Lynch

/s/ Marvin L. Mann	*	Trustee	May 22, 2001
Marvin L. Mann

/s/ William O. McCoy	*	Trustee	May 22, 2001
William O. McCoy

(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Alan C. Porter pursuant to a power of attorney dated December 14, 2000 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series V

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Corporate Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Daily Money Fund

Fidelity Destiny Portfolios

Fidelity Deutsche Mark Performance

Portfolio, L.P.

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Cash Portfolios

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Sterling Performance Portfolio, L.P.

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Fidelity Yen Performance Portfolio, L.P.

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	July 17, 1997
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, Dana L. Platt, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2001.

WITNESS our hands on this fourteenth day of December, 2000.

/s/Edward C. Johnson 3d	\\\\\\\\\\\\\\\\\\\\\\\	/s/Marie L. Knowles
Edward C. Johnson 3d		Marie L. Knowles
/s/J. Michael Cook		/s/Ned C. Lautenbach
J. Michael Cook		Ned C. Lautenbach
/s/Ralph F. Cox		/s/Peter S. Lynch
Ralph F. Cox		Peter S. Lynch
/s/Phyllis Burke Davis		/s/Marvin L. Mann
Phyllis Burke Davis		Marvin L. Mann
/s/Robert M. Gates		/s/William O. McCoy
Robert M. Gates		William O. McCoy
/s/Donald J. Kirk		/s/Robert C. Pozen
Donald J. Kirk		Robert C. Pozen